Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36675
Entity Registrant Name	Stellantis N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Taurusavenue 1
Entity Address, Postal Zip Code	2132 LS
Entity Address, City or Town	Hoofddorp
Entity Address, Country	NL
Title of 12(b) Security	Common Shares, par value €0.01
Trading Symbol	STLA
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,897,483,196
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001605484
Document Fiscal Period Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Taurusavenue 1
Entity Address, Postal Zip Code	2132 LS
Entity Address, City or Town	Hoofddorp
Entity Address, Country	NL
Contact Personnel Name	Giorgio Fossati
City Area Code	31
Local Phone Number	23 700 1511
Contact Personnel Email Address	general.counsel@stellantis.com